Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year of 2019	$ 92,386
Year of 2020
Year of 2021
Year of 2022
Year of 2023
Thereafter
Total	$ 92,386